Property and Equipment, Net - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Impairment Charge on Property and Equipment	$ 0	$ 0
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation Expense on Reclassified Assets	$ 200,000	$ 100,000